Cover Page	12 Months Ended
Dec. 31, 2022 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-50113
Entity Registrant Name	Golar LNG Limited
Entity Incorporation, State or Country Code	D0
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
Entity Address, Address Line One	2nd Floor, S.E. Pearman Building
Entity Address, Address Line Two	9 Par-la-Ville Road
Title of 12(b) Security	Common Shares, par value, $1.00 per share
Trading Symbol	GLNG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	107,225,832
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001207179
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Information [Line Items]
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
Entity Address, Address Line One	S.E. Pearman Building
Entity Address, Address Line Two	2nd Floor 9 Par-la-Ville Road
Contact Personnel Name	Mi Hong Yoon
City Area Code	441
Local Phone Number	295-4705